Accumulated Other Comprehensive Income (Loss) [Text Block]	6 Months Ended
Sep. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss) [Text Block]

11.    ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table presents the changes in Accumulated OCI, net of tax and net of noncontrolling interests, for the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014	2015
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains (losses) on investment securities:
Balance at beginning of period	¥1,272,723	¥2,304,555
Net change during the period	422,648	(396,849)

Balance at end of period	¥1,695,371	¥1,907,706

Net unrealized gains on derivatives qualifying for cash flow hedges:
Balance at beginning of period	¥1,809	¥2,708
Net change during the period	1,538	2,683

Balance at end of period	¥3,347	¥5,391

Defined benefit plans:
Balance at beginning of period	¥(206,336)	¥(187,640)
Net change during the period	15,220	(23,566)

Balance at end of period	¥(191,116)	¥(211,206)

Foreign currency translation adjustments:
Balance at beginning of period	¥289,486	¥947,632
Net change during the period	10,055	(28,230)

Balance at end of period	¥299,541	¥919,402

Balance at end of period	¥1,807,143	¥2,621,293

The following table presents the before tax and net of tax changes in each component of Accumulated OCI for the six months ended September 30, 2014 and 2015:

	Six months ended September 30,
	2014			2015
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains (losses) on investment securities	¥735,633	¥(254,399)	¥481,234	¥(448,876)	¥165,039	¥(283,837)
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(59,713)	21,184	(38,529)	(117,170)	40,152	(77,018)

Net change	675,920	(233,215)	442,705	(566,046)	205,191	(360,855)
Net unrealized gains on investment securities attributable to noncontrolling interests			20,057			35,994

Net unrealized gains (losses) on investment securities attributable to Mitsubishi UFJ Financial Group			422,648			(396,849)

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains on derivatives qualifying for cash flow hedges	7,867	(3,118)	4,749	13,443	(5,335)	8,108
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(5,290)	2,079	(3,211)	(8,937)	3,512	(5,425)

Net change	2,577	(1,039)	1,538	4,506	(1,823)	2,683
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—

Net unrealized gains on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			1,538			2,683

Defined benefit plans:
Defined benefit plans	18,407	(6,864)	11,543	(39,786)	13,804	(25,982)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	5,511	(1,908)	3,603	4,109	(1,719)	2,390

Net change	23,918	(8,772)	15,146	(35,677)	12,085	(23,592)
Defined benefit plans attributable to noncontrolling interests			(74)			(26)

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			15,220			(23,566)

Foreign currency translation adjustments:
Foreign currency translation adjustments	33,273	(30,644)	2,629	(31,738)	1,543	(30,195)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	512	(199)	313	(3,778)	916	(2,862)

Net change	33,785	(30,843)	2,942	(35,516)	2,459	(33,057)
Foreign currency translation adjustments attributable to noncontrolling interests			(7,113)			(4,827)

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			10,055			(28,230)

Other comprehensive income (loss) attributable to Mitsubishi UFJ Financial Group			¥449,461			¥(445,962)

The following table presents the effect of the reclassification of significant items out of Accumulated OCI on the respective line items of the accompanying condensed consolidated statements of income for the six months ended September 30, 2014 and 2015:

Six months ended September 30, 2014 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the condensed consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(60,903)		Investment securities gains—net
Other	1,190

	(59,713)		Total before tax
	21,184		Income tax expense

	¥(38,529)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(5,069)		Interest income on Loans, including fees
Other	(221)

	(5,290)		Total before tax
	2,079		Income tax expense

	¥(3,211)		Net of tax

Defined benefit plans
Net actuarial loss	¥11,334	(1)
Prior service cost	(5,108	)(1)
Loss (gain) on settlements and curtailment, and other	(715	)(1)

	5,511		Total before tax
	(1,908)		Income tax expense

	¥3,603		Net of tax

Foreign currency translation adjustments	¥512		Other non-interest expenses

	512		Total before tax
	(199)		Income tax expense

	¥313		Net of tax

Total reclassifications for the period	¥(58,980)		Total before tax
	21,156		Income tax expense

	¥(37,824)		Net of tax

Six months ended September 30, 2015 Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the condensed consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of Available-for-sale securities	¥(123,134)		Investment securities gains—net
Other	5,964

	(117,170)		Total before tax
	40,152		Income tax expense

	¥(77,018)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(8,801)		Interest income on Loans, including fees
Other	(136)

	(8,937)		Total before tax
	3,512		Income tax expense

	¥(5,425)		Net of tax

Defined benefit plans
Net actuarial loss	¥10,124	(1)
Prior service cost	(5,425	)(1)
Loss (gain) on settlements and curtailment, and other	(590	)(1)

	4,109		Total before tax
	(1,719)		Income tax expense

	¥2,390		Net of tax

Foreign currency translation adjustments	¥(3,778)		Other non-interest income

	(3,778)		Total before tax
	916		Income tax expense

	¥(2,862)		Net of tax

Total reclassifications for the period	¥(125,776)		Total before tax
	42,861		Income tax expense

	¥(82,915)		Net of tax

Note:	(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 7 for more information.